Pension Plans And Other Postretirement Benefits	12 Months Ended
Dec. 31, 2014
Pension Plans And Other Postretirement Benefits [Abstract]
Pension Plans And Other Postretirement Benefits

Note 15 – Pension Plans and Other Post-retirement Benefits

The Company maintains a  qualified, defined benefit pension plan that covers its full-time employees who were hired prior to April 1, 2003.  Retirement benefits under the plan are generally based on the employee’s total years of service and compensation during the last five years of employment. The Company’s policy is to fund the plan annually at a level which is deductible for income tax purposes and which provides assets sufficient to meet its pension obligations over time.  To offset some limitations imposed by the Internal Revenue Code with respect to payments under qualified plans, the Company has a non-qualified Supplemental Pension Benefit Plan for Salaried Employees in order to prevent some employees from being penalized by these limitations, and to provide certain retirement benefits based on employee’s years of service and compensation.  The Company also has non-qualified Supplemental Executive Retirement Plans for some current and retired employees.  The net pension costs and obligations of the qualified and non-qualified plans are included in the tables which follow.  Employees hired after April 1, 2003 may participate in a defined contribution plan that provides a Company matching contribution on amounts contributed by participants and an annual profit-sharing contribution based upon a percentage of the eligible participants’ compensation.

In August 2014, the Company announced changes to the way it will provide future retirement benefits to employees acquired through a prior acquisition.  Effective January 1, 2015, the Company will provide future retirement benefits for these employees through its defined contribution plan.  As a result, no further service will be considered in future accruals in the qualified defined benefit pension plan after December 31, 2014, and as a result of this change, the Company recognized a curtailment loss of $84 in 2014.

In the first quarter of 2014, the Company offered a one-time voluntary lump sum window to certain eligible terminated vested participants in an effort to reduce its long-term obligations and plan volatility for its qualified defined benefit pension plan.  In May 2014, the plan paid $11,471 to participants who elected to receive a lump sum distribution, which was funded from existing plan assets.  These payments are reported as a portion of benefits paid for 2014 in the change in benefit obligation for Pension Benefits.

In addition to providing pension benefits, the Company offers Post-retirement Benefits other than Pensions to employees hired before April 1, 2003 and retiring with a minimum level of service.  These benefits include continuation of medical and prescription drug benefits, or a cash contribution toward such benefits, for eligible retirees and life insurance benefits for eligible retirees.  The Company funds these benefits through various trust accounts.  The benefits of retired officers and other eligible retirees are paid by the Company and not from plan assets due to limitations imposed by the Internal Revenue Code.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

	Pension Benefits	Other Post-retirement Benefits
Years:
2015	$17,006	$1,762
2016	12,998	2,048
2017	13,792	2,341
2018	14,626	2,665
2019	15,405	2,914
2020-2024	87,787	17,855

The changes in the benefit obligation and fair value of plan assets, the funded status of the plans and the assumptions used in the measurement of the company’s benefit obligation are as follows:

	Pension Benefits		Other Post-retirement Benefits
	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at January 1,	$281,161	$303,077	$57,174	$63,033
Service cost	4,295	5,313	1,161	1,525
Interest cost	14,153	12,660	2,903	2,579
Actuarial loss (gain)	43,250	(30,223)	11,769	(9,024)
Plan participants' contributions	-	-	217	190
Benefits paid	(22,600)	(10,332)	(1,311)	(1,129)
Plan amendments	-	666	45	-
Curtailment	(8,650)	-	-	-
Benefit obligation at December 31,	311,609	281,161	71,958	57,174

Change in plan assets:
Fair value of plan assets at January 1,	232,347	190,084	40,840	34,054
Actual return on plan assets	17,148	36,517	3,175	5,800
Employer contributions	18,002	16,078	300	1,913
Benefits paid	(22,600)	(10,332)	(989)	(927)
Fair value of plan assets at December 31,	244,897	232,347	43,326	40,840

Funded status of plan:
Net amount recognized at December 31,	$66,712	$48,814	$28,632	$16,334

The Company’s pension plans had an accumulated benefit obligation of $293,364 and $246,843 at December 31, 2014 and 2013, respectively.  The following table provides the net liability recognized on the consolidated balance sheets at December 31,:

	Pension Benefits		Other Post-retirement Benefits
	2014	2013	2014	2013
Current liability	$4,930	$366	$-	$-
Noncurrent liability	61,782	48,448	28,632	16,334
Net liability recognized	$66,712	$48,814	$28,632	$16,334

At December 31, 2014 and 2013, the Company’s pension plans had benefit obligations in excess of its plan assets.  The following tables provide the projected benefit obligation, the accumulated benefit obligation and fair market value of the plan assets as of December 31,:

	Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
	2014	2013
Projected benefit obligation	$311,609	$281,161
Fair value of plan assets	244,897	232,347

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
	2014	2013
Accumulated benefit obligation	$293,364	$246,843
Fair value of plan assets	244,897	232,347

The following table provides the components of net periodic benefit costs for the years ended December 31,:

	Pension Benefits			Other Post-retirement Benefits
	2014	2013	2012	2014	2013	2012
Service cost	$4,295	$5,313	$4,920	$1,161	$1,525	$1,309
Interest cost	14,153	12,660	12,728	2,903	2,579	2,482
Expected return on plan assets	(17,601)	(14,770)	(13,588)	(2,742)	(2,268)	(1,950)
Amortization of prior service cost	277	228	277	(278)	(295)	(299)
Amortization of actuarial loss	2,256	8,169	6,568	260	1,479	1,024
Amortization of regulatory asset	-	-	-	-	-	69
Settlement loss	-	-	304	-	-	90
Curtailment loss	84	-	-	-	-	-
Net periodic benefit cost	$3,464	$11,600	$11,209	$1,304	$3,020	$2,725

The Company records the underfunded status of its pension and other post-retirement benefit plans on its consolidated balance sheets and records a regulatory asset for these costs that would otherwise be charged to stockholders’ equity, as the Company anticipates recoverability of the costs through customer rates.  The Company’s pension and other post-retirement benefit plans were underfunded at December 31, 2014 and 2013.  Changes in the plans’ funded status will affect the assets and liabilities recorded on the balance sheet.  Due to the Company’s regulatory treatment, the recognition of the funded status is recorded as a regulatory asset pursuant to the FASB’s accounting guidance for regulated operations.

The following table provides the amounts recognized in regulatory assets that have not been recognized as components of net periodic benefit cost as of December 31,:

	Pension Benefits		Other Post-retirement Benefits
	2014	2013	2014	2013
Net actuarial loss	$79,639	$46,843	$18,356	$7,280
Prior service cost (credit)	1,374	1,734	(359)	(682)
Total recognized in regulatory assets	$81,013	$48,577	$17,997	$6,598

The estimated net actuarial loss, prior service cost, and transition asset for the Company’s pension plans that will be amortized in 2015 from the regulatory assets into net periodic benefit cost are $6,127, $174, and $0, respectively.  The estimated net actuarial loss, prior service credit, and transition obligation for the Company’s other post-retirement benefit plans that will be amortized in 2015 from regulatory assets into net periodic benefit cost are $1,415, $217, and $0, respectively.

Accounting for pensions and other post-retirement benefits requires an extensive use of assumptions about the discount rate, expected return on plan assets, the rate of future compensation increases received by the Company’s employees, mortality, turnover and medical costs.  Each assumption is reviewed annually with assistance from the Company’s actuarial consultant who provides guidance in establishing the assumptions. The assumptions are selected to represent the average expected experience over time and may differ in any one year from actual experience due to changes in capital markets and the overall economy.  These differences will impact the amount of pension and other post-retirement benefit expense that the Company recognizes.

The significant assumptions related to the Company’s benefit obligations are as follows:

	Pension Benefits		Other Post-retirement Benefits
	2014	2013	2014	2013
Weighted Average Assumptions Used to Determine Benefit Obligations as of December 31,
Discount rate	4.20%	5.12%	4.17%	5.12%
Rate of compensation increase	3.0-4.0%	4.0-4.5%	3.00%	4.0%

Assumed Health Care Cost Trend Rates Used to Determine Benefit Obligations as of December 31,
Health care cost trend rate	n/a	n/a	7.0%	7.5%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	n/a	n/a	2019	2019

n/a – Assumption is not applicable to pension benefits.

The significant assumptions related to the Company’s net periodic benefit costs are as follows:

	Pension Benefits			Other Post-retirement Benefits
	2014	2013	2012	2014	2013	2012
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs for Years Ended December 31,
Discount rate	5.12%	4.17%	5.00%	5.12%	4.17%	5.00%
Expected return on plan assets	7.50%	7.50%	7.75%	5.00-7.50%	5.00-7.50%	5.17-7.75%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0-4.5%	4.0%	4.0%	4.0%

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	n/a	7.5%	8.0%	8.5%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2019	2019	2019

n/a – Assumption is not applicable to pension benefits.

Assumed health-care trend rates have a significant effect on the expense and liabilities for other post-retirement benefit plans.  The health care trend rate is based on historical rates and expected market conditions.  A one-percentage point change in the assumed health-care cost trend rates would have the following effects:

	1-Percentage-Point Increase	1-Percentage-Point Decrease
Effect on the health-care component of the accrued other post-retirement benefit obligation	$5,147	$(4,791)
Effect on aggregate service and interest cost components of net periodic post-retirement health-care benefit cost	$290	$(284)

The Company’s discount rate assumption, which is utilized to calculate the present value of the projected benefit payments of our post-retirement benefits, was determined by selecting a hypothetical portfolio of high quality corporate bonds appropriate to match the projected benefit payments of the plans.  The selected bond portfolio was derived from a universe of Aa-graded corporate bonds, all of which were noncallable (or callable with make-whole provisions), and have at least $50,000 in outstanding value.  The discount rate was then developed as the rate that equates the market value of the bonds purchased to the discounted value of the plan’s benefit payments.  The Company’s pension expense and liability (benefit obligations) increases as the discount rate is reduced.

The Company’s expected return on plan assets is determined by evaluating the asset class return expectations with its advisors as well as actual, long-term, historical results of our asset returns.  The Company’s market related value of plan assets is equal to the fair value of the plan’s assets as of the last day of its fiscal year, and is a determinant for the expected return on plan assets which is a component of post-retirement benefits expense.  The Company’s pension expense increases as the expected return on plan assets decreases.  For 2014, the Company used a 7.50% expected return on plan assets assumption which will remain unchanged for 2015.  The Company believes its actual long-term asset allocation on average will approximate the targeted allocation.  The Company’s investment strategy is to earn a reasonable rate of return while maintaining risk at acceptable levels through the diversification of investments across and within various asset categories. Investment returns are compared to benchmarks that include the S&P 500 Index, the Barclays Capital Intermediate Government/Credit Index, and a combination of the two indices.  The Pension Committee meets semi-annually to review plan investments and management monitors investment performance quarterly through a performance report prepared by an external consulting firm.

The Company’s pension plan asset allocation and the target allocation by asset class are as follows:

		Percentage of Plan Assets at December 31,
	Target Allocation	2014	2013
Domestic equities	25 to 75%	64%	65%
International equities	0 to 10%	6%	7%
Fixed income	25 to 50%	25%	24%
Alternative investments	0 to 5%	3%	1%
Cash and cash equivalents	0 to 20%	2%	3%
Total	100%	100%	100%

The fair value of the Company’s pension plans’ assets at December 31, 2014 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$151,402	$151,402	$-	$-
Mutual funds	4,168	4,168	-	-
International equities (2)	14,584	14,584	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	25,150	-	25,150	-
Corporate and foreign bonds	13,716	-	13,716	-
Mutual funds	21,405	21,405	-	-
Alternative investments: (4)
Real estate	6,215	6,215	-	-
Commodity funds	1,203	1,203	-	-
Cash and cash equivalents (5)	7,054	-	7,054	-
Total pension assets	$244,897	$198,977	$45,920	$-

The fair value of the Company’s pension plans’ assets at December 31, 2013 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$149,456	$149,456	$-	$-
Mutual funds	2,215	2,215	-	-
International equities (2)	16,256	16,256	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	24,750	-	24,750	-
Corporate and foreign bonds	6,459	-	6,459	-
Mutual funds	24,640	24,640	-	-
Alternative investments: (4)
Real estate	1,950	1,950	-	-
Commodity funds	1,291	1,291	-	-
Cash and cash equivalents (5)	5,330	-	5,330	-
Total pension assets	$232,347	$195,808	$36,539	$-

(1)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in equity mutual funds, which invest in stocks, are valued using the net asset value per unit as obtained from quoted market prices from active markets.

(2)	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
(3)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in fixed income mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets.

(4)	Alternative investments are comprised of real estate funds, real estate investment trusts, and commodity funds, and are valued using unadjusted quoted prices obtained from active markets.
(5)

Cash and cash equivalents is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Equity securities include Aqua America, Inc. common stock in the amounts of $17,409 or 7.1% and $14,983 or 6.5% of total pension plans’ assets as of December 31, 2014 and 2013, respectively.

The asset allocation for the Company’s other post-retirement benefit plans and the target allocation by asset class are as follows:

		Percentage of Plan Assets at December 31,
	Target Allocation	2014	2013
Domestic equities	25 to 75%	57%	58%
International equities	0 to 10%	3%	5%
Fixed income	25 to 50%	25%	24%
Alternative investments	0 to 5%	1%	1%
Cash and cash equivalents	0 to 20%	14%	12%
Total	100%	100%	100%

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2014 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$12,265	$12,265	$-	$-
Mutual funds	12,582	12,582	-	-
International equities (2)	1,482	1,482	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	5,678	-	5,678	-
Corporate and foreign bonds	3,822	-	3,822	-
Mutual funds	1,409	1,409	-	-
Alternative investments (4)	204	204	-	-
Cash and cash equivalents (5)	5,884	-	5,884	-
Total other post-retirement assets	$43,326	$27,942	$15,384	$-

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2013 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$12,811	$12,811	$-	$-
Mutual funds	10,977	10,977	-	-
International equities (2)	2,061	2,061	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	4,679	-	4,679	-
Corporate and foreign bonds	3,933	-	3,933	-
Mutual funds	1,393	1,393	-	-
Alternative investments (4)	162	162	-	-
Cash and cash equivalents (5)	4,824	-	4,824	-
Total other post-retirement assets	$40,840	$27,404	$13,436	$-

(1)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in equity mutual funds, which invest in stocks, are valued using the net asset value per unit as obtained from quoted market prices from active markets.

(2)	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
(3)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in fixed income mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets.

(4)	Investments in alternative investments are comprised of investments in real estate funds and real estate investment trusts and are valued using unadjusted quoted prices obtained from active markets.
(5)

Cash and cash equivalents is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Funding requirements for qualified defined benefit pension plans are determined by government regulations and not by accounting pronouncements.  In accordance with funding rules and the Company’s funding policy, during 2015 our pension contribution is expected to be approximately $13,756.

The Company has  a 401(k) savings plan, which is a defined contribution plan and covers substantially all employees.  The Company makes matching contributions that are initially invested in Aqua America, Inc. common stock based on a percentage of an employee’s contribution, subject to specific limitations.  Participants may diversify their Company matching account balances into other investments offered under the 401(k) savings plan.  The Company’s matching contribution and annual profit-sharing contribution, recorded as compensation expense, was $3,051,  $2,790,  and $2,741, for the years ended December 31, 2014, 2013, and 2012, respectively.